Stock Options (Details) - $ / shares	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning Balance | shares	995,000
Number of Options, Granted | shares
Number of Options, Exercised | shares
Number of Options, Forfeited or expired | shares
Number of Options, Outstanding Ending Balance | shares	995,000
Number of options exercisable | shares	795,000	25,000
Weighted Average Exercise Price, Outstanding, Beginning | $ / shares	$ 2.70
Weighted-Average Exercise Price, Granted | $ / shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Forfeited or expired | $ / shares
Weighted Average Exercise Price, Outstanding, Ending | $ / shares	2.70
Weighted-Average Exercise Price, exercisable | $ / shares	$ 2.81	$ 1.50